Inventories (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Inventories
Current portion: - consumables and supplies	$ 3,840	¥ 23,803	¥ 31,583
Non-current portion: - processing costs capitalized in donated umbilical cord blood	9,392	58,224	48,385
Total current and non-current inventories	13,232	82,027	79,968
Consumables and supplies
Inventories
Current portion: - consumables and supplies	3,840	23,803	31,583
Processing costs capitalized in donated umbilical cord blood
Inventories
Non-current portion: - processing costs capitalized in donated umbilical cord blood	$ 9,392	¥ 58,224	¥ 48,385